Summary of Significant Accounting Policies - Estimated useful life of property and equipment (Details)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Reverse stock split ratio	0.05
Laboratory equipment
Summary of Significant Accounting Policies
Estimated useful life	3 years	3 years
Furniture and fixtures
Summary of Significant Accounting Policies
Estimated useful life	5 years	5 years
Computer and office equipment
Summary of Significant Accounting Policies
Estimated useful life	3 years	3 years